Securitizations and Variable Interest Entities Textual (Details) (USD $)	12 Months Ended					3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014
Securitizations and Variable Interest Entities (Textual) [Abstract]
Accrued expenses and other liabilities	$ 86,122,000,000	[1]	$ 66,436,000,000	[1]		$ 86,122,000,000 [1]
Long-term debt	183,943,000,000		152,998,000,000			183,943,000,000
Carrying value of delinquent loans eligible for repurchase	1,700,000,000		2,100,000,000			1,700,000,000
Principal amount that would be payable to securitization vehicles	1,700,000,000		2,100,000,000			1,700,000,000
Percentage of underlying collateral rated as investment grade	70.00%		72.00%			70.00%
Net gain from sale of asset securitization	288,000,000		149,000,000		518,000,000
Percentage of adverse change in discount rate	2.00%
Decrease in fair value from 2% adverse increase in the risk premium component	130,000,000					130,000,000
Floating-rate investors right to tender period	7 days
Total loans	1,437,817,000,000		1,508,959,000,000			1,437,817,000,000
Delinquent loans	36,663,000,000		41,818,000,000			36,663,000,000
Loans [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	637,000,000		6,600,000,000			637,000,000
Available-for-sale securities [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	5,700,000,000		160,000,000			5,700,000,000
Cash and cash equivalents [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	0		180,000,000			0
FNMA, FHLMC and GNMA [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Total loans	1,300,000,000,000		1,300,000,000,000			1,300,000,000,000
Delinquent loans	16,500,000,000		17,900,000,000			16,500,000,000
Student Loans, Government Guaranteed [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value of loans sold	8,300,000,000					8,300,000,000
Gain (loss) on transfer of unconsolidated VIE debt instruments						217,000,000
Residential Mortgage [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	155,800,000,000		343,900,000,000		517,300,000,000
Residential Mortgage [Member] | Fair Value, Inputs, Level 2 [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Available-for-sale, at fair value	751,000,000
Residential Mortgage [Member] | Fair Value, Inputs, Level 3 [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount of servicing asset at fair value	1,200,000,000		3,500,000,000		4,900,000,000
Amount of liability for repurchase reserves at fair value	44,000,000		143,000,000		275,000,000
Commercial Loan [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Gain (loss) on transfer of unconsolidated VIE debt instruments	198,000,000		152,000,000		178,000,000
Amount transferred related to mortgages to unconsolidated VIE	10,300,000,000		5,600,000,000		3,400,000,000
Commercial Loan [Member] | Fair Value, Inputs, Level 2 [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Available-for-sale, at fair value	100,000,000		54,000,000		116,000,000
Commercial Loan [Member] | Fair Value, Inputs, Level 3 [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount of servicing asset at fair value	99,000,000		20,000,000		13,000,000
Other Investments [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Securities Available for Sale Portfolio of ARS issued by VIEs	567,000,000		653,000,000			567,000,000
Trust Preferred Securities [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value - asset (liability)	(2,100,000,000)		(1,900,000,000)			(2,100,000,000)
Trust preferred securities redeemed			2,800,000,000
Commercial Mortgage Servicing [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Fair value of interests held	1,600,000,000		1,600,000,000			1,600,000,000
Percentage of adverse change in interest rate	25.00%		25.00%			25.00%
Decrease in fair value from 25% adverse change in interest rate	185,000,000		175,000,000			185,000,000
Long-term Debt [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Private placement debt financing	6,000,000,000		6,000,000,000			6,000,000,000
Equity Interests [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value - asset (liability)	8,100,000,000		6,900,000,000			8,100,000,000
Preferred stock [Member] | Trust Preferred Securities [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value - equity	2,500,000,000		2,500,000,000			2,500,000,000
VIEs that we consolidate, recourse [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Accrued expenses and other liabilities	0		9,000,000			0
Long-term debt	0		29,000,000			0
VIEs that we do not consolidate [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Accrued expenses and other liabilities	848,000,000		1,395,000,000			848,000,000
Long-term debt	2,585,000,000		2,109,000,000			2,585,000,000
Commercial Portfolio Segment [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Foreclosed assets	3,300,000,000		2,800,000,000			3,300,000,000
Consumer Portfolio Segment [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Foreclosed assets	2,700,000,000		3,900,000,000			2,700,000,000
Loans [Member] | VIEs that we do not consolidate [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Loans receivable	$ 6,500,000,000					$ 6,500,000,000

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.